Shareholders' equity - Subordinated notes - Tabular disclosure - General information (Details) € in Millions, £ in Millions	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Oct. 01, 2014 EUR (€)	Oct. 01, 2014 GBP (£)	Feb. 07, 2014 EUR (€)	Feb. 07, 2014 GBP (£)
IFRS Subordinated Debt [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 1,469	£ 1,250
Subordinated debt, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount									€ 2,800
Subordinated debt, 4.25 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 1,000		€ 1,000		€ 1,000				€ 1,000
Fixed rate coupon (as a percent)	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%			4.25%	4.25%
Subordinated debt, 5.25 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 1,000		€ 1,000		€ 1,000				€ 1,000
Fixed rate coupon (as a percent)	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%			5.25%	5.25%
Subordinated debt, 5.875 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | £		£ 650		£ 650		£ 650				£ 650
Fixed rate coupon (as a percent)	5.875%	5.875%	5.875%	5.875%	5.875%	5.875%			5.875%	5.875%
Subordinated debt, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount							€ 3,000
Subordinated debt, 4 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 1,000		€ 1,000		€ 1,000		€ 1,000
Fixed rate coupon (as a percent)	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Subordinated debt, 5 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 1,250		€ 1,250		€ 1,250		€ 1,250
Fixed rate coupon (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Subordinated debt, 5.75 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | £		£ 600		£ 600		£ 600		£ 600
Fixed rate coupon (as a percent)					5.75%	5.75%	5.75%	5.75%